Fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2010
Fair value disclosures
Assets and liabilities measured at fair value

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	273	—	273
Residential mortgage-backed securities	—	40	—	40
Commercial mortgage-backed securities	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$14	$—	$—	$14
Other U.S. and non-U.S. government bonds	—	65	—	65

Corporate bonds
Corporate bonds	—	475	—	475
Asset-backed securities	—	134	—	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	308	—	308
Residential mortgage-backed securities	—	51	—	51
Commercial mortgage-backed securities	—	162	—	162

Equity securities
Large capitalization value	89	—	—	89
Smaller company growth	24	—	—	24
Total available-for-sale securities	127	1,195	—	1,322

Derivative financial instruments, net	—	236	—	236
Securitized retained interests	—	—	102	102
Total Assets	$127	$1,431	$102	$1,660

Liabilities
Guarantees	$—	$—	$17	$17
Total Liabilities	$—	$—	$17	$17

	December 31, 2008
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities	$140	$992	$—	$1,132
Derivative financial instruments, net	—	625	—	625
Securitized retained interests	—	—	52	52
Total Assets	$140	$1,617	$52	$1,809

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

Roll-forwards of assets and liabilities measured at fair value using Level 3 inputs

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance at December 31, 2007	$49	$12
Gains or losses included in earnings (realized and unrealized)	(21)	7
Changes in Accumulated other comprehensive income (loss)	(13)	—
Purchases, issuances and settlements	37	(5)
Balance at December 31, 2008	$52	$14
Gains or losses included in earnings (realized and unrealized)	(31)	—
Changes in Accumulated other comprehensive income (loss)	6	—
Purchases, issuances and settlements	75	3
Balance at December 31, 2009	$102	$17
Adjustment to adopt accounting for variable-interest entities	(102)	—
Valuation adjustment	—	(6)
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance at December 31, 2010	$—	$10

Fair Values of Financial Instruments

	2010		2009		2008
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Reference
Assets at December 31,
Cash and short-term investments	$3,592	$3,592	$4,867	$4,867	$2,736	$2,736	Statement 2
Restricted cash and short-term investments	91	91	37	37	12	12	Statement 2
Available-for-sale securities	1,370	1,370	1,322	1,322	1,132	1,132	Notes 11 & 18
Finance receivables—net (excluding finance leases(1))	12,568	12,480	13,077	13,234	14,367	13,483	Note 6
Wholesale inventory receivables—net (excluding finance leases(1))	1,062	1,017	660	646	1,232	1,154	Note 6
Foreign currency contracts—net	63	63	192	192	254	254	Notes 3 & 18
Interest rate swaps—net	187	187	34	34	371	371	Note 3
Commodity contracts—net	17	17	10	10	—	—	Note 3
Securitized retained interests	—	—	102	102	52	52	Notes 6

Liabilities at December 31,
Short-term borrowings	4,056	4,056	4,083	4,083	7,209	7,209	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	5,000	5,968	5,954	6,674	6,192	6,290	Note 14
Financial Products	19,362	20,364	21,594	22,367	22,134	21,259	Note 14
Guarantees	10	10	17	17	14	14	Notes 20

(1)          Total excluded items have a net carrying value at December 31, 2010, 2009 and 2008 of $7,292 million, $7,780 million and $8,951 million, respectively.